Financial Instruments (Schedule of liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current liabilities
Lease liabilities	$ 846	$ 1,391
Carrying amount [Member]
Current liabilities
Current maturities of long-term liabilities	2,814	3,024
Trade payables and accrued expenses	5,656	4,693
Other payables	4,159	3,620
Non-current liabilities
Liabilities in respect of IIA grants	15,464	15,286
Liabilities in respect of TEVA	4,200	5,867
Lease liabilities	902	1,522
12 months or less [Member]
Current liabilities
Current maturities of long-term liabilities	2,814	3,024
Trade payables and accrued expenses	5,656	4,693
Other payables	4,159	3,620
Non-current liabilities
Liabilities in respect of IIA grants	0	0
Liabilities in respect of TEVA	0	0
Lease liabilities	0	0
1-2 years [Member]
Current liabilities
Current maturities of long-term liabilities	0	0
Trade payables and accrued expenses	0	0
Other payables	0	0
Non-current liabilities
Liabilities in respect of IIA grants	312	369
Liabilities in respect of TEVA	1,000	1,667
Lease liabilities	508	589
2-8 years [Member]
Current liabilities
Current maturities of long-term liabilities	0	0
Trade payables and accrued expenses	0	0
Other payables	0	0
Non-current liabilities
Liabilities in respect of IIA grants	15,152	14,917
Liabilities in respect of TEVA	3,200	4,200
Lease liabilities	$ 394	$ 933